RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2022
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Schedule of shareholders' equity under the rules of the Argentine Central Bank

12/31/2022
Capital stock	444,411
Inflation adjustment of capital stock	8,794,281
Paid in capital	84,849,949
Treasury shares	12,311
Inflation adjustment of treasury shares	820,226
Cost of treasury shares	(1,383,270)
Legal reserve	1,035,973
Other reserves	5,164,443
Retained earnings	(7,931,870)
Other comprehensive Income	1,034,262
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	92,840,716